Business Acquisitions - Atyati Technologies Private Limited - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Proceeds from divestiture of business, net of cash divested		$ (4,738)	$ 17,242
Gain (loss) on divestiture		$ (5,668)	5,214
Atyati Technologies Private Limited
Business Acquisition [Line Items]
Proceeds from divestiture of business, net of cash divested	$ 17,155
Net of selling expenses	427
Cash divested	854
Net revenues			14,958
Net profit (loss)			$ 64
Gain (loss) on divestiture	$ 5,214